Research and Development Expenses - Additional information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expenses
Research and development expenses	$ 144,633,000	$ 181,741,000
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 8,067,000	$ 6,818,000